Loans Receivable and Allowance for Loan Losses (Loan Portfolio Summarized by the Past Due Status) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 710,261	$ 551,989
Non-Accrual	1,926	7,132
Total Past Due and Non-Accrual	3,844	8,262
Total Loans	714,105	560,251
Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1,613	1,029
Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	304	101
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1	0
Residential Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	234,790	160,683
Non-Accrual	1,136	440
Total Past Due and Non-Accrual	2,387	1,137
Total Loans	237,177	161,820
Residential Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	986	646
Residential Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	264	51
Residential Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1	0
Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	318,979	272,125
Non-Accrual	762	6,649
Total Past Due and Non-Accrual	1,208	6,998
Total Loans	320,187	279,123
Commercial Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	445	310
Commercial Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	1	39
Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Construction Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	19,681	18,959
Non-Accrual	28	0
Total Past Due and Non-Accrual	28	28
Total Loans	19,709	18,987
Construction Real Estate Loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due		28
Construction Real Estate Loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Construction Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Commercial, financial and agricultural loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	85,355	71,043
Non-Accrual	0	43
Total Past Due and Non-Accrual	153	47
Total Loans	85,508	71,090
Commercial, financial and agricultural loans [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	143	4
Commercial, financial and agricultural loans [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	10	0
Commercial, financial and agricultural loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	0	0
Consumer loans to individuals [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	51,456	29,179
Non-Accrual	0	0
Total Past Due and Non-Accrual	68	52
Total Loans	51,524	29,231
Consumer loans to individuals [Member] | Financing Receivables, 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	39	41
Consumer loans to individuals [Member] | Financing Receivables, 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	29	11
Consumer loans to individuals [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past Due	$ 0	$ 0